Structured Entities (Tables)	12 Months Ended
Mar. 31, 2018
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Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss

The following tables represent the carrying amounts of the SMBC Group’s interests in unconsolidated structured entities recognized in its consolidated statement of financial position by line item and the maximum exposure to loss from its interests at March 31, 2018 and 2017.

	At March 31, 2018
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥10,157	¥68,639	¥—	¥—	¥78,796
Investment securities	64,113	1,055,971	51,018	479	1,171,581
Loans and advances	1,921,725	—	5,202,253	400,549	7,524,527
Assets held for sale	32,755	—	81,494	—	114,249

Total	¥2,028,750	¥1,124,610	¥5,334,765	¥401,028	¥8,889,153

Maximum exposure to loss from interests in unconsolidated structured entities	¥2,925,137	¥1,126,551	¥6,296,368	¥538,660	¥10,886,716

	At March 31, 2017
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥—	¥87,639	¥—	¥—	¥87,639
Investment securities	6,716	1,162,195	69,705	551	1,239,167
Loans and advances	1,919,703	—	5,092,321	501,180	7,513,204

Total	¥1,926,419	¥1,249,834	¥5,162,026	¥501,731	¥8,840,010

Maximum exposure to loss from interests in unconsolidated structured entities	¥2,495,428	¥1,251,497	¥6,232,900	¥702,236	¥10,682,061